Cover	Apr. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Entity File Number	001-42811
Entity Registrant Name	Elite Express Holding Inc.
Entity Central Index Key	0002053641
Entity Tax Identification Number	99-2516128
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23046 Avenida De La Carlota
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Laguna Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92653
City Area Code	949
Local Phone Number	758-0650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	ETS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false